IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Market Risk [line items]
IRC (one-year measure)	$ 219.8	$ 181.0	$ 208.6
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	152.3	130.5	128.9
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	67.5	50.5	79.7
High [Member]
Market Risk [line items]
IRC (one-year measure)	266.4
High [Member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	208.8
High [Member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	74.9
Low [Member]
Market Risk [line items]
IRC (one-year measure)	164.3
Low [Member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	113.5
Low [Member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	43.5
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	199.2	172.2	229.2	$ 185.9	$ 228.5
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	144.2	113.1	146.9	128.9	152.2
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 55.0	$ 59.1	$ 82.3	$ 57.0	$ 76.3